Investment in PHOENIXi (Details)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2000 BVI Company [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix New Media Limited [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix New Media Limited [Member] CNY	Dec. 31, 2010 PHOENIXi [Member] BVI Company [Member] CNY	Nov. 30, 2000 PHOENIXi [Member] BVI Company [Member] USD ($)	Dec. 31, 2011 PHOENIXi [Member] Phoenix TV Group [Member] CNY
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Short term loan due to Phoenix TV Group					$ 5,000,000
Promissory note								17,600,000	5,000,000
Repayment of note receivable						2,200,000	14,300,000			2,200,000
Short-term loan waived by Phoenix TV Group	$ 0	0	15,596,000	0						15,600,000